Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Fair value of financial instruments
Schedule of fair value of financial assets and liabilities

	Carrying amounts								Fair value(1)
		Fair value through profit or loss			Fair value through other comprehensive income
EURm	Amortized cost	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Total	Total
2021
Non-current financial investments	–	8	–	750	–	–	–	758	758
Other non-current financial assets	130	–	101	–	–	94	–	325	325
Other current financial assets including derivatives	115	–	200	–	–	21	–	336	336
Trade receivables	–	–	–	–	–	5 382	–	5 382	5 382
Current financial investments	526	–	2 051	–	–	–	–	2 577	2 577
Cash and cash equivalents	4 627	–	2 064	–	–	–	–	6 691	6 691
Total financial assets	5 398	8	4 416	750	–	5 497	–	16 069	16 069
Long-term interest-bearing liabilities	4 537	–	–	–	–	–	–	4 537	4 775
Other long-term financial liabilities	–	–	–	68	–	–	–	68	68
Short-term interest-bearing liabilities	116	–	–	–	–	–	–	116	116
Other short-term financial liabilities including derivatives	–	–	240	522	–	–	–	762	762
Discounts without performance obligations	479	–	–	–	–	–	–	479	479
Trade payables	3 679	–	–	–	–	–	–	3 679	3 679
Total financial liabilities	8 811	–	240	590	–	–	–	9 641	9 879

	Carrying amounts								Fair value(1)
		Fair value through profit or loss			Fair value through other comprehensive income
EURm	Amortized cost	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Total	Total
2020
Non-current financial investments	–	31	–	714	–	–	–	745	745
Other non-current financial assets	115	–	99	5	–	87	–	306	306
Other current financial assets including derivatives	22	–	169	8	–	15	–	214	214
Trade receivables	–	–	–	–	–	5 503	–	5 503	5 503
Current financial investments	134	–	882	–	–	105	–	1 121	1 121
Cash and cash equivalents	4 333	–	2 607	–	–	–	–	6 940	6 940
Total financial assets	4 604	31	3 757	727	–	5 710	–	14 829	14 829
Long-term interest-bearing liabilities	5 015	–	–	–	–	–	–	5 015	5 140
Other long-term financial liabilities	–	–	–	19	–	–	–	19	19
Short-term interest-bearing liabilities	561	–	–	–	–	–	–	561	561
Other short-term financial liabilities including derivatives	–	–	318	420	–	–	–	738	738
Discounts without performance obligations(2)	747	–	–	–	–	–	–	747	747
Trade payables	3 174	–	–	–	–	–	–	3 174	3 174
Total financial liabilities	9 497	–	318	439	–	–	–	10 254	10 379

(1)   The following fair value measurement methods are used for items not carried at fair value: The fair values of long-term interest-bearing liabilities, including current part, are primarily based on publicly available market information (level 2). The fair values of other assets and liabilities, including loan receivables and loans payable, are primarily based on discounted cash flow analysis (level 2). The fair value is estimated to equal the carrying amount for short-term financial assets and financial liabilities due to limited credit risk and short time to maturity. Refer to Note 2, Significant accounting policies.

(2) In 2021, Nokia has revised the classification of discounts without performance obligations and included this financial liability in the table. The comparative amounts for 2020 have been adjusted accordingly.

Schedule of reconciliation of balances on level 3 financial assets and liabilities

	Level 3 financial	Level 3 financial
EURm	assets	liabilities
As of 1 January 2020	746	(659)
Net gains in income statement	19	94
Additions(1)	49	–
Deductions(1)	(85)	2
Transfers out of level 3	(5)	126
Other movements	3	(2)
As of 31 December 2020	727	(439)
Net gains/(losses) in income statement	177	(107)
Acquisitions through business combination	–	(48)
Additions(1)	69	–
Deductions(1)	(218)	7
Transfers out of level 3	(7)	–
Other movements	2	(3)
As of 31 December 2021	750	(590)
(1)	For level 3 financial assets, additions mainly include capital contributions to venture funds and deductions mainly include distributions from venture funds.